Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	TCW ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001831313
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 13, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jun. 13, 2024
Prospectus Date	rr_ProspectusDate	Jun. 13, 2024
TCW Transform Systems ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TCW ETF TRUST

(the “Trust”)

TCW Transform Systems ETF
TCW Transform Supply Chain ETF

TCW Artificial Intelligence ETF
TCW Compounders ETF
(each, a “Fund” and a series of the Trust)

Supplement dated June 13, 2024
to each Fund’s Prospectus
and Statement of Additional Information (the “SAI”)[1]

Effective as of the date hereof, the following changes are made to the Prospectus and SAI of each Fund.

The text below is added: (1) with respect to TCW Transform Systems ETF, to the third paragraph on page 3 and the last paragraph on page 12 of the Fund’s Prospectus and to the last paragraph on page 4 of the Fund’s SAI; and (2) with respect to TCW Transform Supply Chain ETF, to the last paragraph on page 1 and the third paragraph on page 10 of the Fund’s Prospectus and the third paragraph on page 5 of the Fund’s SAI.

The Fund’s equity securities include, but are not limited to, common stock, preferred stock and private investments in public equity (“PIPEs”).

The sixth paragraph on page 2 and the second paragraph on page 12 of the TCW Artificial Intelligence ETF's Prospectus, the fifth paragraph on page 11 of the TCW Artificial Intelligence ETF's SAI, the last paragraph on page 1 and the fourth paragraph on page 10 of the TCW Compounders ETF's Prospectus and the second paragraph on page 12 of the TCW Compounders ETF's SAI are deleted and replaced with the following:

Target companies are generally chosen from US- and non-US-listed equity securities, including common and preferred stock; equity securities of foreign companies listed on established exchanges, including NASDAQ; depository receipts; and private investments in public equity (“PIPEs”).

1	The Prospectus of each of TCW Transform Systems ETF and TCW Transform Supply Chain ETF is dated March 1, 2024, as revised on May 17, 2024. The SAI of each of TCW Transform Systems ETF and TCW Transform Supply Chain ETF is dated March 1, 2024, as revised on March 12, 2024, March 13, 2024, May 3, 2024 and May 12, 2024. The Prospectus and SAI of each of TCW Artificial Intelligence ETF and TCW Compounders ETF are each dated May 3, 2024, as revised on May 17, 2024.

The text below is added: (1) with respect to TCW Transform Systems ETF, immediately after the first paragraph on page 8 and the third paragraph on page 21 of the Fund’s Prospectus; (2) with respect to TCW Transform Supply Chain ETF, immediately after the sixth paragraph on page 6 and the fourth paragraph on page 16 of the Fund’s Prospectus; (3) with respect to TCW Artificial Intelligence ETF, immediately after the fourth paragraph on page 6 and the third paragraph on page 18 of the Fund's Prospectus; and (4) with respect to TCW Compounders ETF, immediately after the third paragraph on page 5 and the third paragraph on page 15 of the Fund’s Prospectus.

PIPEs Risk. PIPEs are securities purchased in a private placement that are issued by issuers who have outstanding, publicly-traded equity securities. Shares issued in PIPEs are not registered with the SEC and may not be sold unless registered with the SEC or pursuant to an exemption from registration. Generally, an issuer of shares in a PIPE may agree to register the shares after a certain period from the date of the private sale. This restricted period can last many months. Until the public registration process is completed, the resale of the PIPE shares is restricted. Generally, such restrictions cause the PIPE shares to be illiquid during this time. If the issuer does not agree to register the PIPE shares, the shares will remain restricted, not be freely tradable and may only be sold pursuant to an exemption from registration. Even if the PIPE shares are registered for resale, there is no assurance that the registration will be in effect at the time the Fund elects to sell the shares.

With respect to each Fund, the following text is added immediately after the first paragraph on page 26 of the SAI.

Private Investments in Public Equity

Private investments in public equity (or “PIPEs”) are securities purchased in a private placement that are issued by issuers who have outstanding, publicly traded equity securities. Shares issued in PIPEs are not registered with the SEC and may not be sold unless registered with the SEC or pursuant to an exemption from registration. Generally, an issuer of shares in a PIPE may agree to register the shares after a certain period from the date of the private sale. This restricted period can last many months. Until the public registration process is completed, the resale of the PIPE shares is restricted and a Fund may sell the shares after six months, with certain restrictions, if a Fund is not an affiliate of the issuer (under relevant securities law, a holder of restricted shares may sell the shares after 6 months if the holder is not affiliated to the issuer and the issuer is current in its SEC reporting). Generally, such restrictions cause the PIPE shares to be illiquid during this time. If the issuer does not agree to register the PIPE shares, the shares will remain restricted, not be freely tradable and may only be sold pursuant to an exemption from registration. Even if the PIPE shares are registered for resale, there is no assurance that the registration will be in effect at the time a Fund elects to sell the shares.

***

Shareholders of each Fund should retain this Supplement for future reference.

TCW Transform Systems ETF | TCW Transform Systems ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	TCW Transform Systems ETF
TCW Transform Supply Chain ETF | TCW Transform Supply Chain ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	TCW Transform Supply Chain ETF
TCW Artificial Intelligence ETF | TCW Artificial Intelligence ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	TCW Artificial Intelligence ETF
TCW Compounders ETF | TCW Compounders ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	TCW Compounders ETF